GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accumulated deficit	$ 14,761,878				$ 14,761,878		$ 11,287,754	$ 9,938,620
Net operating losses	602,258	$ 2,467,101	$ (1,811,817)	$ (2,872,433)	3,069,359	$ (4,684,250)	(4,464,079)	(3,340,238)
Net cash outflows from operations					2,852,308	372,058	653,107	1,408,786
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
Accumulated deficit	1,795,104				1,795,104		1,467,361	1,108,290
Net operating losses	$ 96,923		$ 90,272		327,743	216,751	359,071	597,117	$ 464,173
Net cash outflows from operations					$ 210,957	$ (48,037)	$ (87,038)	$ 142,905